Employee Benefits (Tables)	6 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Employee Benefits

The employee benefits included in administrative expenses in the unaudited condensed consolidated statements of operations and other comprehensive loss are as follows:

	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Salaries, wages, bonuses and allowances	1,110,592	1,079,846
Defined contribution plans	66,233	88,911
Social security contributions	6,988	6,117
Other employee benefits	14,823	37,570
	1,198,636	1,212,444